CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (Retained Earnings [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retained Earnings [Member]
Cash dividends, per common share	$ 0.91	$ 0.49	$ 0.45